Income Tax - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%
Withholding tax rate	10.00%
Investments in subsidiaries and joint venture	¥ 189,561,000	¥ 152,318,000
Bottom of Range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax losses carryforward period	1 year
Withholding tax rate	5.00%
Top of Range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax losses carryforward period	5 years
Withholding tax rate	10.00%
Tax losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax losses	¥ 550,000	¥ 125,000